Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	VPC Impact Acquisition Holdings
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001820302
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false